Schedule of Inventories (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Inventories Schedule Of Inventories 1	$ 3,584,355
Inventories Schedule Of Inventories 2	5,488,149
Inventories Schedule Of Inventories 3	240,693
Inventories Schedule Of Inventories 4	4,102,102
Inventories Schedule Of Inventories 5	4,292,975
Inventories Schedule Of Inventories 6	4,327,818
Inventories Schedule Of Inventories 7	8,679,650
Inventories Schedule Of Inventories 8	8,399,191
Inventories Schedule Of Inventories 9	16,797,673
Inventories Schedule Of Inventories 10	$ 22,317,260